Business Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year ended or as of December 31, 2015	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ (1,175)	$ -	$ (1,175)
Contract charges	18	-	18
Net investment income	366	-	366
Net realized investment gains	117	-	117
Other income	5,336	-	5,336

Total revenues	4,662	-	4,662

Benefits and expenses
Life and health insurance claims and benefits, net	(1,204)	-	(1,204)
Interest credited to policyholder account balances	4	-	4
Operating and other expenses	1,633	-	1,633

Total benefits and expenses	433	-	433

Income before income taxes	4,229	-	4,229

Income tax expense	1,449	-	1,449

Net income	2,780	-	2,780

Change in unrealized (losses), net of tax (benefit)	(447)	-	(447)

Other comprehensive (loss)	(447)	-	(447)

Total comprehensive income	$ 2,333	$ -	$ 2,333

Reinsurance recoverable from affiliate	$ 24,628	$ -	$ 24,628
Assets on deposit	-	947,595	947,595
Claim and policy benefit reserves - life and health	21,077	460	21,537
Policyholder account balances	3,473	947,595	951,068

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2014.

Year ended or as of December 31, 2014	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 127		$ 127
Contract charges	24	-	24
Net investment income	278	-	278
Net realized investment gains	-	-	-
Other income	-	-	-

Total revenues	429	-	429

Benefits and expenses
Life and health insurance claims and benefits, net	112	-	112
Interest credited to policyholder account balances	8	-	8
Operating and other expenses	137	-	137

Total benefits and expenses	257	-	257

Income before income taxes	172	-	172

Income tax expense	11	-	11

Net income	161	-	161

Change in unrealized (losses), net of tax (benefit)	(47)	-	(47)

Other comprehensive (loss)	(47)	-	(47)

Total comprehensive (loss)	$ 114	$ -	$ 114

Reinsurance recoverable from affiliate	$ 25,199	$ -	$ 25,199
Assets on deposit	-	349,937	349,937
Claim and policy benefit reserves - life and health	22,035	333	22,368
Policyholder account balances	3,612	349,937	353,549

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2013.

Year ended or as of December 31, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 139	$ -	$ 139
Contract charges	46	-	46
Net investment income	176	-	176
Net realized investment gains	-	-	-
Other income	293	-	293

Total revenues	654	-	654

Benefits and expenses
Life and health insurance claims and benefits, net	179	-	179
Interest credited to policyholder account balances	9	-	9
Operating and other expenses	86	-	86

Total benefits and expenses	274	-	274

Income before income taxes	380	-	380

Income tax expense	249	-	249

Net income	131	-	131

Change in unrealized (losses), net of tax (benefit)	(154)	-	(154)

Other comprehensive (loss)	(154)	-	(154)

Total comprehensive (loss)	$ (23)	$ -	$ (23)

Reinsurance recoverable from affiliate	$ 25,525	$ -	$ 25,525
Assets on deposit	-	89,313	89,313
Claim and policy benefit reserves - life and health	23,196	-	23,196
Policyholder account balances	3,734	89,313	93,047